Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Mortgage and Other Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 169,925,797
Other Assets [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 1,740,200	$ 1,219,500